Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Balances and Transactions
20. Related party balances and transactions

Name of related parties	Relationship with the Company
Luo Min	Founder, chief executive officer and controlling shareholder of the Company
Key management and their immediate families	The Company’s key management and their immediate families

There were no significant related party transactions in 2019, 2020 and 2021.